Quarterly Report
February 28, 2021
MFS®  Growth Fund
MEG-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Apparel Manufacturers – 0.9%
NIKE, Inc., “B”	2,691,875	$362,810,912
Biotechnology – 1.2%
Alnylam Pharmaceuticals, Inc. (a)	536,193	$79,410,183
Seagen, Inc. (a)	812,943	122,843,817
Vertex Pharmaceuticals, Inc. (a)	1,221,056	259,535,453
		$461,789,453
Broadcasting – 1.6%
Netflix, Inc. (a)	1,193,143	$642,925,105
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp.	3,215,776	$198,477,695
Business Services – 8.1%
Clarivate PLC (a)	10,843,831	$246,697,155
CoStar Group, Inc. (a)	422,812	348,295,613
Equifax, Inc.	790,672	127,993,983
Global Payments, Inc.	1,279,252	253,279,104
MSCI, Inc.	1,492,770	618,783,020
PayPal Holdings, Inc. (a)	4,401,793	1,143,805,911
Verisk Analytics, Inc., “A”	3,181,310	521,257,644
		$3,260,112,430
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	1,022,152	$627,008,480
Computer Software – 21.4%
Adobe Systems, Inc. (a)	3,263,969	$1,500,348,630
Atlassian Corp. PLC, “A” (a)	1,175,036	279,306,057
Autodesk, Inc. (a)	1,882,976	519,701,376
Black Knight, Inc. (a)	1,425,864	109,349,510
Bumble, Inc., “A” (a)	1,249,151	84,080,354
Cadence Design Systems, Inc. (a)	2,586,276	364,897,681
Intuit, Inc.	2,067,016	806,425,622
Microsoft Corp.	17,419,904	4,048,037,292
Qualtrics International, “A” (a)	522,851	19,868,338
salesforce.com, inc. (a)	2,897,677	627,347,070
Synopsys, Inc. (a)	1,003,394	246,042,243
		$8,605,404,173
Computer Software - Systems – 6.1%
Apple, Inc.	7,667,725	$929,788,333
ServiceNow, Inc. (a)	1,189,999	634,816,867
Square, Inc., “A” (a)	2,451,765	563,979,503
TransUnion	3,563,631	300,093,366
		$2,428,678,069
Construction – 2.5%
Sherwin-Williams Co.	739,606	$503,183,546
Vulcan Materials Co.	3,091,742	516,289,997
		$1,019,473,543

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.3%
Colgate-Palmolive Co.	4,932,595	$370,931,144
Estee Lauder Cos., Inc., “A”	1,986,974	567,996,388
		$938,927,532
Consumer Services – 0.6%
Uber Technologies, Inc. (a)	4,875,178	$252,290,461
Electrical Equipment – 0.8%
AMETEK, Inc.	2,860,312	$337,431,007
Electronics – 5.8%
Applied Materials, Inc.	3,941,418	$465,836,193
ASML Holding N.V.	662,589	375,747,596
Lam Research Corp.	1,174,204	665,996,767
NVIDIA Corp.	1,484,318	814,267,169
		$2,321,847,725
General Merchandise – 0.5%
Dollar General Corp.	1,165,436	$220,255,750
Health Maintenance Organizations – 0.2%
UnitedHealth Group, Inc.	199,130	$66,154,968
Insurance – 0.6%
Aon PLC	1,039,330	$236,665,834
Internet – 13.4%
Airbnb, Inc., “A” (a)	66,940	$13,813,069
Alibaba Group Holding Ltd., ADR (a)	973,534	231,467,444
Alphabet, Inc., “A” (a)	1,022,873	2,068,157,147
Alphabet, Inc., “C” (a)	307,185	625,692,839
Facebook, Inc., “A” (a)	5,124,957	1,320,291,422
Match Group, Inc. (a)	3,053,776	466,769,662
Pinterest, Inc. (a)	2,744,631	221,162,366
Sea Ltd., ADR (a)	1,273,585	300,171,249
Spotify Technology S.A. (a)	487,335	149,797,032
		$5,397,322,230
Leisure & Toys – 2.8%
Activision Blizzard, Inc.	4,198,953	$401,461,896
Electronic Arts, Inc.	3,709,584	496,972,969
Take-Two Interactive Software, Inc. (a)	1,314,481	242,469,165
		$1,140,904,030
Machinery & Tools – 0.6%
Roper Technologies, Inc.	603,594	$227,929,166
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	394,316	$71,245,015
Teladoc Health, Inc. (a)	482,453	106,665,534
		$177,910,549
Medical Equipment – 7.6%
Abbott Laboratories	5,178,810	$620,317,862
Becton, Dickinson and Co.	805,039	194,135,155
Boston Scientific Corp. (a)	7,759,432	300,910,773
Danaher Corp.	3,581,396	786,725,259
Edwards Lifesciences Corp. (a)	2,596,646	215,781,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
STERIS PLC	627,883	$109,753,948
Thermo Fisher Scientific, Inc.	1,787,471	804,504,948
		$3,032,129,228
Network & Telecom – 0.5%
Equinix, Inc., REIT	294,113	$190,685,222
Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	3,838,975	$1,358,421,304
Visa, Inc., “A”	4,975,090	1,056,659,365
		$2,415,080,669
Pharmaceuticals – 1.3%
Zoetis, Inc.	3,237,311	$502,560,160
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	780,432	$277,880,618
Restaurants – 0.8%
Chipotle Mexican Grill, Inc., “A” (a)	172,449	$248,671,458
Starbucks Corp.	488,606	52,784,106
		$301,455,564
Specialty Stores – 9.5%
Amazon.com, Inc. (a)	1,099,067	$3,399,337,296
Lululemon Athletica, Inc. (a)	614,291	191,462,219
Shopify, Inc. (a)	173,718	222,527,547
		$3,813,327,062
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT	1,156,291	$249,909,174
Total Common Stocks		$39,707,346,809
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.07% (v)	413,275,914	$413,275,914

Other Assets, Less Liabilities – 0.1%		30,719,505
Net Assets – 100.0%		$40,151,342,228
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $413,275,914 and $39,707,346,809, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$39,707,346,809	$—	$—	$39,707,346,809
Mutual Funds	413,275,914	—	—	413,275,914
Total	$40,120,622,723	$—	$—	$40,120,622,723
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$399,477,039	$661,096,880	$647,298,005	$—	$—	$413,275,914

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$106,698	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.